Warrants (Details) - Schedule of fair value movements - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of fair value movements [Line Items]
Beginning balance
Ending balance	£ 42,692
Warrants issued upon acquisition of Drover	6,566
Fair value movement	102
Exercise of warrants	(6,667)
Warrants issued in the Transaction	69,362
Fair value movement	(26,671)
Public [Member]
Warrants (Details) - Schedule of fair value movements [Line Items]
Beginning balance
Ending balance	13,418
Warrants issued upon acquisition of Drover
Fair value movement
Exercise of warrants
Warrants issued in the Transaction	22,475
Fair value movement	(9,057)
Private placements [Member]
Warrants (Details) - Schedule of fair value movements [Line Items]
Beginning balance
Ending balance	29,274
Warrants issued upon acquisition of Drover	6,566
Fair value movement	102
Exercise of warrants	(6,667)
Warrants issued in the Transaction	46,887
Fair value movement	£ (17,614)